UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund
January 31, 2013	(Unaudited)

	Shares	Value (000)
Common Stock (90.5%)
Banks (6.9%)
US Bancorp	237,000	$7,845
Wells Fargo	241,000	8,394

		16,239

Basic Industry (11.9%)
Danaher	150,000	8,990
Honeywell International	145,000	9,895
United Technologies	104,000	9,107

		27,992

Beverages (4.3%)
Anheuser-Busch InBev ADR	115,000	10,189

Energy (3.6%)
Range Resources	126,000	8,463

Food (4.5%)
Nestle ADR	150,000	10,548

Health Care (5.6%)
Baxter International	100,000	6,784
Johnson & Johnson	86,100	6,365

		13,149

Insurance (3.3%)
American International Group*	205,000	7,755

Media (9.0%)
Omnicom Group	189,020	10,260
Viacom, Cl B	180,000	10,863

		21,123

Miscellaneous (13.7%)
Berkshire Hathaway, Cl B*	81,550	7,905
Brookfield Asset Management, Cl A	230,000	8,494
Leucadia National	262,410	6,678
Onex	210,150	9,071

		32,148

Miscellaneous Consumer (4.7%)
Reckitt Benckiser Group(1)	165,000	10,992

Real Estate Investment Trust (2.7%)
General Growth Properties	320,000	6,246

Retail (10.4%)
Autozone*	19,700	7,283
CVS Caremark	197,500	10,112
Target	115,000	6,947

		24,342

Schedule of Investments	FMC Select Fund
January 31, 2013	(Unaudited)

	Shares	Value (000)
Technology (9.9%)
Adobe Systems*	213,000	$8,058
Apple	15,540	7,075
International Business Machines	40,000	8,123

		23,256

Total Common Stock
(Cost $131,397)		212,442

Short-Term Investment (9.3%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2)
(Cost $21,707)	21,706,927	21,707

Total Investments – (99.8%)
(Cost $153,104)†		$234,149

Percentages are based on Net Assets (in thousands) of $234,723.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2013.

ADR — American Depositary Receipt

Cl — Class

†	As of January 31, 2013, the tax basis cost of the Fund’s investments was $153,104 (in thousands) and the unrealized appreciation (in thousands) was $81,045.

As of January 31, 2013, all of the investments in the Fund were Level 1, in accordance with the fair value hierarchy as defined by ASU 2011-04.

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-1900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013